Prepayment for the Software, Equipment and Product Development (Details) - USD ($)			12 Months Ended
	Jul. 31, 2024	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2024	Jan. 31, 2024	Apr. 01, 2023
Prepayment for the Software, Equipment and Product Development [Line Items]
Payment of software development project	$ 140,000
Intangible assets			$ 150,000	$ 262,500
Total value						$ 750,000
Prepayment amount			550,000
Remaining amount paid				550,000	$ 100,000
Wisdom [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Remaining amount paid			100,000
Prepaid amount				$ 200,000
Pebila [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Research and development total value		$ 1,000,000
Payment of software development project			140,000
Software Development [Member]
Prepayment for the Software, Equipment and Product Development [Line Items]
Payment of software development project			$ 290,000